Loans and asset quality - Loan Modifications (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) modified_loan	Dec. 31, 2021 USD ($)
Receivables [Abstract]
Number of loans modified | modified_loan	10,000,000
Financing receivable, troubled debt restructuring, premodification	$ 14
Unpaid principal balance	$ 73	$ 150